Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 24, 2014
Registrant Name	dei_EntityRegistrantName	DWS GLOBAL/INTERNATIONAL FUND, INC.
Central Index Key	dei_EntityCentralIndexKey	0000793597
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 24, 2014
Document Effective Date	dei_DocumentEffectiveDate	Jul. 24, 2014
Prospectus Date	rr_ProspectusDate	Feb. 01, 2014